Shareholder Report, Holdings (Details)	Sep. 30, 2024
The Brown Capital Management International All Company Fund (Institutional Shares) | Givaudan SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
The Brown Capital Management International All Company Fund (Institutional Shares) | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
The Brown Capital Management International All Company Fund (Institutional Shares) | Icon plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
The Brown Capital Management International All Company Fund (Institutional Shares) | Cochlear Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
The Brown Capital Management International All Company Fund (Institutional Shares) | The Descartes Systems Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
The Brown Capital Management International All Company Fund (Institutional Shares) | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
The Brown Capital Management International All Company Fund (Institutional Shares) | Novonesis A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
The Brown Capital Management International All Company Fund (Institutional Shares) | Flutter Entertainment plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
The Brown Capital Management International All Company Fund (Institutional Shares) | Novo Nordisk A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
The Brown Capital Management International All Company Fund (Institutional Shares) | InPost SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
The Brown Capital Management International All Company Fund (Institutional Shares) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.45%
The Brown Capital Management International All Company Fund (Institutional Shares) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.57%
The Brown Capital Management International All Company Fund (Institutional Shares) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.34%
The Brown Capital Management International All Company Fund (Institutional Shares) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%
The Brown Capital Management International All Company Fund (Institutional Shares) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.83%
The Brown Capital Management International All Company Fund (Institutional Shares) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
The Brown Capital Management International All Company Fund (Institutional Shares) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
The Brown Capital Management International All Company Fund (Institutional Shares) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
The Brown Capital Management International All Company Fund (Institutional Shares) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
The Brown Capital Management International All Company Fund (Investor Shares) | Givaudan SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
The Brown Capital Management International All Company Fund (Investor Shares) | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
The Brown Capital Management International All Company Fund (Investor Shares) | Icon plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
The Brown Capital Management International All Company Fund (Investor Shares) | Cochlear Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
The Brown Capital Management International All Company Fund (Investor Shares) | The Descartes Systems Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
The Brown Capital Management International All Company Fund (Investor Shares) | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
The Brown Capital Management International All Company Fund (Investor Shares) | Novonesis A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
The Brown Capital Management International All Company Fund (Investor Shares) | Flutter Entertainment plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
The Brown Capital Management International All Company Fund (Investor Shares) | Novo Nordisk A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
The Brown Capital Management International All Company Fund (Investor Shares) | InPost SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
The Brown Capital Management International All Company Fund (Investor Shares) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.45%
The Brown Capital Management International All Company Fund (Investor Shares) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.57%
The Brown Capital Management International All Company Fund (Investor Shares) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.34%
The Brown Capital Management International All Company Fund (Investor Shares) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%
The Brown Capital Management International All Company Fund (Investor Shares) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.83%
The Brown Capital Management International All Company Fund (Investor Shares) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
The Brown Capital Management International All Company Fund (Investor Shares) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
The Brown Capital Management International All Company Fund (Investor Shares) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
The Brown Capital Management International All Company Fund (Investor Shares) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
The Brown Capital Management International Small Company Fund (Institutional Shares) | The Descartes Systems Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
The Brown Capital Management International Small Company Fund (Institutional Shares) | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
The Brown Capital Management International Small Company Fund (Institutional Shares) | WiseTech Global Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
The Brown Capital Management International Small Company Fund (Institutional Shares) | REA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Interparfums SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Ambu A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Lectra [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Hemnet Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Sectra AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Kinaxis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Information/Knowledge Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.29%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.75%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Medical/Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.85%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Consumer Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.61%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Industrial Products & Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
The Brown Capital Management International Small Company Fund (Investor Shares) | The Descartes Systems Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
The Brown Capital Management International Small Company Fund (Investor Shares) | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
The Brown Capital Management International Small Company Fund (Investor Shares) | WiseTech Global Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
The Brown Capital Management International Small Company Fund (Investor Shares) | REA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
The Brown Capital Management International Small Company Fund (Investor Shares) | Interparfums SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
The Brown Capital Management International Small Company Fund (Investor Shares) | Ambu A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
The Brown Capital Management International Small Company Fund (Investor Shares) | Lectra [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
The Brown Capital Management International Small Company Fund (Investor Shares) | Hemnet Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
The Brown Capital Management International Small Company Fund (Investor Shares) | Sectra AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
The Brown Capital Management International Small Company Fund (Investor Shares) | Kinaxis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
The Brown Capital Management International Small Company Fund (Investor Shares) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
The Brown Capital Management International Small Company Fund (Investor Shares) | Information/Knowledge Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.29%
The Brown Capital Management International Small Company Fund (Investor Shares) | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.75%
The Brown Capital Management International Small Company Fund (Investor Shares) | Medical/Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.85%
The Brown Capital Management International Small Company Fund (Investor Shares) | Consumer Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.61%
The Brown Capital Management International Small Company Fund (Investor Shares) | Industrial Products & Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
The Brown Capital Management International Small Company Fund (Investor Shares) | Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
The Brown Capital Management Small Company Fund (Institutional Shares) | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
The Brown Capital Management Small Company Fund (Institutional Shares) | Manhattan Associates, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%
The Brown Capital Management Small Company Fund (Institutional Shares) | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
The Brown Capital Management Small Company Fund (Institutional Shares) | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%
The Brown Capital Management Small Company Fund (Institutional Shares) | AppFolio, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
The Brown Capital Management Small Company Fund (Institutional Shares) | Smartsheet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
The Brown Capital Management Small Company Fund (Institutional Shares) | Datadog, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
The Brown Capital Management Small Company Fund (Institutional Shares) | Veeva Systems, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
The Brown Capital Management Small Company Fund (Institutional Shares) | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
The Brown Capital Management Small Company Fund (Institutional Shares) | Repligen Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
The Brown Capital Management Small Company Fund (Institutional Shares) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
The Brown Capital Management Small Company Fund (Institutional Shares) | Information/Knowledge Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.29%
The Brown Capital Management Small Company Fund (Institutional Shares) | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.91%
The Brown Capital Management Small Company Fund (Institutional Shares) | Medical/Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.38%
The Brown Capital Management Small Company Fund (Institutional Shares) | Consumer Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
The Brown Capital Management Small Company Fund (Institutional Shares) | Industrial Products & Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.88%
The Brown Capital Management Small Company Fund (Institutional Shares) | Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%
The Brown Capital Management Small Company Fund (Investor Shares) | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
The Brown Capital Management Small Company Fund (Investor Shares) | Manhattan Associates, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%
The Brown Capital Management Small Company Fund (Investor Shares) | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
The Brown Capital Management Small Company Fund (Investor Shares) | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%
The Brown Capital Management Small Company Fund (Investor Shares) | AppFolio, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
The Brown Capital Management Small Company Fund (Investor Shares) | Smartsheet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
The Brown Capital Management Small Company Fund (Investor Shares) | Datadog, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
The Brown Capital Management Small Company Fund (Investor Shares) | Veeva Systems, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
The Brown Capital Management Small Company Fund (Investor Shares) | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
The Brown Capital Management Small Company Fund (Investor Shares) | Repligen Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
The Brown Capital Management Small Company Fund (Investor Shares) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
The Brown Capital Management Small Company Fund (Investor Shares) | Information/Knowledge Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.29%
The Brown Capital Management Small Company Fund (Investor Shares) | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.91%
The Brown Capital Management Small Company Fund (Investor Shares) | Medical/Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.38%
The Brown Capital Management Small Company Fund (Investor Shares) | Consumer Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
The Brown Capital Management Small Company Fund (Investor Shares) | Industrial Products & Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.88%
The Brown Capital Management Small Company Fund (Investor Shares) | Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%